Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders’ Equity (Unaudited) (Parentheticals)	3 Months Ended
Mar. 31, 2022
Statement of Stockholders' Equity [Abstract]
Deemed dividend on preferred stock	8.00%